Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 12, 2018
Registrant Name	dei_EntityRegistrantName	Janus Detroit Street Trust
Central Index Key	dei_EntityCentralIndexKey	0001500604
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 12, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 12, 2018
Prospectus Date	rr_ProspectusDate	Sep. 12, 2018